SUPPLEMENT DATED FEBRUARY 18, 2008

TO PROSPECTUS DATED MAY 1, 2007

FOR

TFLIC FREEDOM ELITE BUILDER II®

An Individual Flexible Premium Variable Life Insurance Policy

Issued through

TFLIC Series Life Account

By

Transamerica Financial Life Insurance Company

This Supplement modifies certain information contained in your TFLIC Freedom Elite Builder II® prospectus. Please read it carefully and retain it for future reference. All terms that are not defined in this supplement shall have the same meanings as the same terms used in the prospectuses.

On or about February 28, 2008, the following portfolios will be added as investment options for your Policy. You can find more detailed information about the portfolios, including a description of risks, in the prospectuses for the portfolios. You may obtain a free copy of the portfolio prospectuses by contacting us at 1-800-851-9777 or visiting our website at www.tafinlife.com. You should read the prospectuses for the portfolios carefully. Please note: Currently, you may not use any form of expedited transfer if you make transfers from any ProFunds or Access One Trust subaccount to any Series Fund or Fidelity VIP Fund subaccount. These transfers will be processed only if you send us a written request through standard United States Postal Service First Class mail delivery, with an original signature authorizing each transfer. Transfers between the ProFunds and/or Access Trust are not treated as transfers for the purpose of assessing the transfer charge. Also, the hypothetical illustrations included in the Appendix of the prospectus do not reflect information for the new portfolios; the addition of the information for these portfolios may result in a decrease in values. We will furnish the owner, upon request, a hypothetical illustration that includes the portfolios listed below. Contact your registered representative or our administrative office.

Portfolio	Sub-Adviser or Adviser and Investment Objective
Access VP High Yield*	ProFund Advisors LLC Seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
ProFund VP Asia 30*	ProFund Advisors LLC Seeks daily investment results, before the fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
ProFund VP Basic Materials*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
ProFund VP Consumer Services*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index® (USDX).
ProFund VP Emerging Markets*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Portfolio	Sub-Adviser or Adviser and Investment Objective
ProFund VP Europe 30*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
ProFund VP Falling U.S. Dollar*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.
ProFund VP Financials*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
ProFund VP International*

ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Japan*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFund VP Mid-Cap*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.
ProFund VP Oil & Gas*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
ProFund VP Pharmaceuticals*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
ProFund VP Precious Metals*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
ProFund VP Short Emerging Markets*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Emerging Markets 50 ADR Index.

Portfolio	Sub-Adviser or Adviser and Investment Objective
ProFund VP Short International*

ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

ProFund VP Short NASDAQ-100*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
ProFund VP Small-Cap Value*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.
ProFund VP Telecommunications*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.
ProFund VP UltraSmall-Cap*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.
ProFund VP U.S. Government Plus*

ProFund Advisors LLC

Seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

ProFund VP Utilities*	ProFund Advisors LLC Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

* The ProFunds and Access Trust portfolios permit frequent transfers. Frequent transfers may increase portfolio turnover. A high level of portfolio turnover may negatively impact performance by increasing transaction costs. In addition, large movements of assets into and out of a ProFunds and/or Access Trust portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. See “Disruptive Trading and Market Timing” in your prospectus. Some ProFunds and Access Trust portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in the ProFunds and/or Access Trust portfolios will bear additional investment risks. See the ProFunds and Access Trust portfolio prospectuses for a description of the investment objectives and risks associated with investing in the ProFunds and Access Trust portfolios.

Effective on or about February 28, 2008, the following will replace the table and footnote 3 under “Range of Expenses for the Portfolios” in your prospectus:

	Minimum	Maximum
Total Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fee, and other expenses)	0.10%	2.16%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fee, and other expenses, after contractual waiver of fees and expenses)[3]	0.10%	1.63%

3 The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 26 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2008.

Effective on or about February 28, 2008, the following will be added to Table 2 “Adjusted Historical Portfolio Average Total Return for the Periods Ended on December 31, 2006” under the section entitled “Performance Data – Rates of Return” of your prospectus:

Portfolio	1 Year	3 Years	5 Years	10 Years or Inception	Portfolio Inception Date
Access VP High Yield	8.76%	N/A	N/A	9.09%	05/02/2005

ProFund VP Asia 30	38.27%	16.27%	N/A	16.08%	05/01/2002
ProFund VP Basic Materials	14.62%	5.08%	N/A	5.60%	05/01/2002
ProFund VP Consumer Services	11.17%	3.95%	N/A	0.65%	05/01/2002
ProFund VP Europe 30	14.03%	8.05%	5.06%	0.24%	10/18/99
ProFund VP Financials	16.48%	9.60%	7.32%	4.78%	01/22/01
ProFund VP Japan	(26.36)%	0.68%	N/A	(1.42)%	05/01/2002
ProFund VP Oil & Gas	8.71%	21.15%	12.18%	8.71%	01/22/2001
ProFund VP Pharmaceuticals	11.13%	(1.60)%	N/A	(4.33)%	05/01/2002
ProFund VP Precious Metals	5.60%	1.46%	N/A	7.62%	05/01/2002
ProFund VP Short NASDAQ-100*	(2.83)%	(4.99)%	N/A	(10.86)%	05/01/2002
ProFund VP Small-Cap Value	10.64%	7.35%	N/A	3.60%	05/01/2002
ProFund VP Telecommunications	33.30%	9.94%	(3.57)%	(8.36)%	01/22/01
ProFund VP U.S. Government Plus	(5.23)%	3.27%	N/A	2.32%	05/01/2002
ProFund VP Ultra Small-Cap	25.08%	(3.19)%	0.46%	(2.13)%	10/18/99
ProFund VP Utilities	18.34%	16.03%	7.27%	2.54%	01/22/01

* Formerly ProFund VP Short OTC

Because ProFund VP Emerging Markets, ProFund VP Falling U.S. Dollar, ProFund VP International, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets and ProFund VP Short International did not commence operations until September 4, 2007, the above Table does not reflect rates of return for those portfolios.

* * * * *

Effective December 28, 2007, ProFund VP OTC was renamed ProFund VP NASDAQ-100. Accordingly, throughout your prospectus, all references to ProFund VP OTC are changed to ProFund VP NASDAQ-100.

* * * * *

Effective January 1, 2008, Transamerica Fund Advisors, Inc. (“Transamerica Advisors”), investment adviser to the ATST portfolios, was renamed Transamerica Asset Management. Inc. Accordingly, throughout your prospectus, all references to Transamerica Fund Advisors, Inc. are changed to Transamerica Asset Management, Inc., and all references to Transamerica Advisors are changed to Transamerica Asset.

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